Business Combinations - Summary of Purchase Price Allocations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Nov. 02, 2020
Disclosure Of Business Combinations [Line Items]
Cash and cash equivalents	$ 3,332	$ 15,339
Trade and other receivables	122,893	34,260
Inventoried supplies and prepaid expenses	2,333	5,774
Property and equipment	24,003	66,703
Right-of-use assets	40,213	11,039
Intangible assets	96,529	47,088
Other assets	4,630	79
Trade and other payables	(63,994)	(24,778)
Income tax payable	(445)	(4,636)
Provisions	(338)	(1,424)
Other non-current liabilities	(14,374)	(370)
Long-term debt	(5,365)	(8,655)
Lease liabilities	(40,477)	(11,039)
Deferred tax liabilities	(6,653)	(16,541)
Total identifiable net assets	162,287	112,839
Total consideration transferred	331,602	166,941
Goodwill	173,323	62,116
Bargain purchase gain	(4,008)	(8,014)	[1]
Cash	330,982	166,251
Contingent consideration	620	690
Total consideration transferred	331,602	$ 166,941
DLS
Disclosure Of Business Combinations [Line Items]
Trade and other receivables	93,520
Inventoried supplies and prepaid expenses	824
Property and equipment	262
Right-of-use assets	285
Intangible assets	65,404
Other assets	4,630
Trade and other payables	(54,845)
Other non-current liabilities	(14,374)
Lease liabilities	(285)
Total identifiable net assets	95,421
Total consideration transferred	225,007
Goodwill	129,586
Cash	225,007
Total consideration transferred	225,007			$ 225,000
Others
Disclosure Of Business Combinations [Line Items]
Cash and cash equivalents	3,332
Trade and other receivables	29,373
Inventoried supplies and prepaid expenses	1,509
Property and equipment	23,741
Right-of-use assets	39,928
Intangible assets	31,125
Trade and other payables	(9,149)
Income tax payable	(445)
Provisions	(338)
Long-term debt	(5,365)
Lease liabilities	(40,192)
Deferred tax liabilities	(6,653)
Total identifiable net assets	66,866
Total consideration transferred	106,595
Goodwill	43,737
Bargain purchase gain	(4,008)
Cash	105,975
Contingent consideration	620
Total consideration transferred	$ 106,595

[1]	Recasted for changes in presentation currency (see note 2c)) and mark-to-market gain (loss) on deferred share units presentation (see note 24)